                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
                                 ADVISOR CLASS

          PROSPECTUS -- OCTOBER 18, 1995, AS REVISED FEBRUARY 1, 1996
--------------------------------------------------------------------------------

GT GLOBAL AMERICA SMALL CAP GROWTH FUND ("Small Cap Fund") seeks long-term capital appreciation by investing all of its investable assets in the Small Cap Portfolio that, in turn, invests primarily in equity securities of small capitalization ("small cap") companies domiciled in the United States.

GT GLOBAL AMERICA VALUE FUND ("Value Fund") seeks long-term capital appreciation by investing all of its investable assets in the Value Portfolio that, in turn, invests primarily in those equity securities of medium to large capitalization issuers domiciled in the United States which the investment adviser believes are undervalued and therefore offer above-average potential for capital appreciation.

There can be no assurance that any Fund or its corresponding Portfolio will achieve its investment objective.

The Small Cap Fund, and the Value Fund (collectively, the "Funds") are mutual funds each organized as a diversified series of G.T. Global Growth Series ("Company"). EACH FUND, UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO, AS DESCRIBED ABOVE. The Small Cap Portfolio and Value Portfolio (collectively, the "Portfolios") are open-end management investment companies each managed by LGT Asset Management, Inc. ("LGT Asset Management"). Each Portfolio's investment objective is identical to that of its corresponding Fund. This structure is different from many other investment companies which directly acquire and manage their own portfolios. Accordingly, investors should carefully consider this investment approach. For additional information, see "Investment Objectives and Policies; Risk Factors" and "Management."

The Fund's investment manager, LGT Asset Management, formerly G.T. Capital Management, Inc., and its worldwide affiliates are part of Liechtenstein

Global Trust, formerly BIL GT Group Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Rule 12b-1 charge.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated October 18, 1995, as revised February 1, 1996, has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling (800) 824-1580.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

An investment in one or more of the Funds offers the following advantages:

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment at no Additional
    Sales Charge

/ / Exchange Privileges with the Advisor Class of Other GT Global Mutual Funds

FOR FURTHER INFORMATION, CALL (800) 824-1580 OR YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Investment Objectives and Policies; Risk Factors..........................................          7
How To Invest.............................................................................         12
How to Make Exchanges.....................................................................         13
How to Redeem Shares......................................................................         14
Shareholder Account Manual................................................................         16
Calculation of Net Asset Value............................................................         17
Dividends, Other Distributions and Federal Income Taxation................................         17
Management................................................................................         19
Other Information.........................................................................         21

                               Prospectus Page 2

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------

                                   GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                                         GT GLOBAL AMERICA VALUE FUND

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

Investment Objectives:         Each Fund seeks long-term capital appreciation
Principal Investments:         Small  Cap Fund invests all of  its investable assets in the Small
                               Cap Portfolio,  that, in  turn, invests  primarily in  the  equity
                               securities   of  small  capitalization   ("small  cap")  companies
                               domiciled in the United States
                               Value Fund  invests all  of  its investable  assets in  the  Value
                               Portfolio,  that,  in  turn,  invests  primarily  in  those equity securities of medium to large capitalization issuers domiciled  in
                               the   United  States  that  LGT   Asset  Management  believes  are
                               undervalued  and  therefore  offer  above-average  potential   for
                               capital appreciation
Investment Manager:            LGT  Asset  Management,  part  of  Liechtenstein  Global  Trust, a provider of global asset  management and private banking  products and  services to individual  and institutional investors entrusted with approximately $45 billion in total assets
                               Advisor Class shares  are offered through  this Prospectus to  (a)
                               trustees  or  other  fiduciaries  purchasing  shares  for employee benefit plans which are sponsored  by organizations which have  at
Advisor Class Shares:          least  1,000 employees;  (b) any account  with assets  of at least
                               $25,000 if  (i) a  financial planner,  trust company,  bank  trust
                               department   or  registered  investment   adviser  has  investment
                               discretion over such  account, and  (ii) the  account holder  pays such  person as compensation for its  advice and other services an annual fee of at least .50% on the assets in the account; (c)  any account  with assets  of at least  $25,000 if (i)  such account is established under  a  "wrap fee"  program,  and (ii)  the  account holder  pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one  of the  companies comprising or  affiliated with Liechtenstein Global
                               Trust; and (e) any of the companies comprising or affiliated  with
                               Liechtenstein Global Trust
Exchange Privileges:           Advisor  Class shares of one Fund may be exchanged without a sales charge for Advisor Class shares  of other GT Global Mutual  Funds, which  are open-end management investment companies advised and/or administered by  LGT  Asset  Management and  registered  with  the
                               Securities and Exchange Commission
Dividends and Other
  Distributions:               Dividends  paid annually from available  net investment income and realized net short-term  capital gains;  other distributions  paid annually from realized net capital gain and net gains from foreign currency transactions, if any
Reinvestment:                  Distributions  may  be reinvested  automatically in  Advisor Class shares of  the distributing  Fund or  in Advisor  Class shares  of other GT Global Mutual Funds without a sales charge
Net Asset Value:               Advisor  Class shares of each Fund are expected to be quoted daily in the financial section of most newspapers

                               Prospectus Page 3

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

THE FUNDS. The Small Cap Fund and Value Fund are diversified series of G.T. Global Growth Series ("Company"), a registered open-end management investment company. Each Fund is hereinafter referred to individually as a "Fund" and together, as the "Funds." Each Fund seeks long-term capital appreciation.

In seeking this objective, the Small Cap Fund and Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio, respectively, that, in turn, invest in securities in accordance with an investment objective and policies identical to those of its corresponding Fund. The Small Cap Portfolio and Value Portfolio are hereinafter referred to individually as a "Portfolio," or together, as the "Portfolios." Each Portfolio concentrates in the market sector corresponding to that Portfolio's name. Advisor Class shares of each Fund's common stock are available through Financial Advisors that have entered into agreements with the Funds' distributor, GT Global, Inc. ("GT Global") and certain of its affiliates. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed through GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."

INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management is the investment manager and administrator for the Portfolios and is the administrator for the Funds. LGT Asset Management provides investment management and/or administration services to all of the GT Global Mutual Funds as well as other institutional, corporate and individual clients. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."

INVESTMENT OBJECTIVES, TECHNIQUES AND RISK FACTORS. The Small Cap Fund seeks its investment objective by investing all of its investable assets in the Small Cap Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants, of small cap companies domiciled in the United States. For purposes of the foregoing, "small cap" companies are companies that, at the time of purchase of their securities by the Portfolio, have market capitalizations of up to $500 million. The remainder of the Small Cap Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies that are larger than small cap companies as defined above, non-convertible preferred stocks, non-convertible debt securities, government securities and high quality money market instruments such as government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States. Investments in securities of small cap companies may be more vulnerable than securities of larger companies to adverse business or economic developments. Securities of small cap companies may also be less liquid and their prices more volatile than those of larger companies.

The Value Fund seeks its investment objective by investing all of its investable assets in the Value Portfolio, that, in turn normally invests at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants of medium to large cap issuers domiciled in the United States that LGT Asset Management believes to be undervalued in relation to the long-term earning power or other factors. For purposes of the foregoing, "medium to large cap" issuers are issuers with a market capitalization greater than $500 million at the time of purchase by the Value Portfolio. The remainder of the Portfolio's assets

                               Prospectus Page 4

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------
may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies that are smaller than the issuers defined above, non-convertible preferred stocks, non-convertible debt securities, government securities and high quality money market instruments such as government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States.

Each Portfolio may engage in certain options and futures transactions to attempt to hedge against the overall level of investment risk associated with its present or planned investments. For temporary defensive purposes, each Portfolio may hold U.S. dollars and/or may invest any portion of its assets in domestic debt securities or high quality money market instruments. Each Portfolio also may hold U.S. dollars and/or invest in domestic debt securities or high quality money market instruments pending investment of proceeds from new sales of Fund shares or to meet their ordinary daily cash needs. See "Investment Objectives and Policies; Risk Factors."

There is no assurance that any Fund or any Portfolio will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuation in the market value of its corresponding Portfolio's securities positions.

EXPENSES. Each Fund pays administration fees directly to LGT Asset Management at an annualized rate of 0.25% of that Fund's average daily net assets. In addition, each Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to LGT Asset Management. Each Portfolio pays such fees, based on the average daily net assets of that Portfolio, at the annualized rate of .475% on the first $500 million, .45% on the next $500 million, .425% on the next $500 million, and .40% on all amounts thereafter.

Each Portfolio pays all expenses not assumed by LGT Asset Management, GT Global or other agents. LGT Asset Management and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Advisor Class shares.

                               Prospectus Page 5

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of each Fund and the estimated aggregate annual operating expenses for each Fund and its corresponding Portfolio are reflected in the following tables*+:

                                                                                             GT GLOBAL
                                                                                           AMERICA SMALL    GT GLOBAL
                                                                                            CAP GROWTH    AMERICA VALUE
                                                                                               FUND           FUND
                                                                                           -------------  -------------
                                                                                           ADVISOR CLASS  ADVISOR CLASS
                                                                                           -------------  -------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of offering price)...........................      None           None
  Sales charges on reinvested distributions..............................................      None           None
  Deferred sales charges.................................................................      None           None
  Redemption charges.....................................................................      None           None
  Exchange fees:
    -- On first four exchanges each year.................................................      None           None
    -- On each additional exchange.......................................................      $7.50          $7.50
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS):
  Investment management and administration fees..........................................      0.73%          0.73%
  12b-1 distribution and service fees....................................................      None           None
  Other expenses (estimated).............................................................      0.92%          0.92%
                                                                                           -------------  -------------
  Total Fund Operating Expenses..........................................................      1.65%          1.65%
                                                                                           -------------  -------------
                                                                                           -------------  -------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES+:

An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return:

                                                                                                          1 YEAR     3 YEARS
                                                                                                        ----------  ----------
  GT Global America Small Cap Growth Fund
      Advisor Class shares (1)........................................................................        $16         $52
  GT Global America Value Fund
      Advisor Class shares (1)........................................................................        $16         $52

------------------
* Because Advisor Class shares have not previously been offered, expenses are estimates and do not reflect actual Advisor Class expenses. LGT Asset Management and GT Global have undertaken to limit each Fund's expenses (exlusive of brokerage commissions, taxes, interests and extraordinary expenses) to the annual rate of 1.65% of the average daily net assets of the Advisor Class. Exchange fee waivers are available for Advisor Class shares.

+ THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other ex-penses" are based on estimated amounts for the first fiscal year of operations of each Fund and its corresponding Portfolio. "Other expenses" include custody, transfer agent, legal, audit and other expenses. "Other expenses" may be reduced to the extent that (i) certain broker/dealers executing the Portfolios' portfolio transactions pay all or a portion of the Funds' transfer agency expenses or the Funds' custodian fees, or (ii) fees received in connection with the lending of portfolio securities are used to reduce custodian fees. These arrangements are not anticipated to materially increase the brokerage commissions paid by the Portfolios. See "Management" herein and in the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF FUTURE EXPENSES; EACH FUND'S AND PORTFOLIO'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance.
     The Annual Fund Operating Expenses for each Fund and its corresponding Portfolio are annualized projections based upon current administration fees for that Fund and the management and administration fees for its corresponding Portfolio and estimated amounts for Other expenses. The Board of Trustees of the Company believes that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio. If investors other than such Fund invest in its corresponding Portfolio, that Fund could achieve economies of scale which could reduce expenses.

                               Prospectus Page 6

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT OBJECTIVES
                           AND POLICIES; RISK FACTORS

--------------------------------------------------------------------------------

The investment objective of each Fund is to seek long-term capital appreciation.

The Small Cap Fund seeks its investment objective by investing all of its investable assets in the Small Cap Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants of small cap companies domiciled in the United States. For purposes of the foregoing, "small cap" companies are companies that, at the time of purchase of their securities by the Portfolio, have market capitalizations of up to $500 million. Market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size. The remainder of the Small Cap Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are not small cap companies as defined above, non-convertible preferred stocks, non-convertible debt securities, U.S. government securities and high quality money market instruments such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States.

The Value Fund seeks its investment objective by investing all of its investable assets in the Value Portfolio, that, in turn, normally invests at least 65% of its total assets in equity securities, including common stocks, convertible preferred stocks, convertible debt securities and warrants of medium to large cap issuers domiciled in the United States that LGT Asset Management believes to be undervalued in relation to the long-term earning power or other factors. For purposes of the foregoing, "medium to large cap" issuers are issuers with a market capitalization greater than $500 million at the time of purchase by the Value Portfolio. The remainder of the Value Portfolio's assets may be invested in common stocks, convertible preferred stocks, convertible debt securities and warrants of companies domiciled in the United States that are smaller than the issuers defined above, non-convertible preferred stocks, non-convertible debt securities, U.S. government securities and high quality money market instruments such as U.S. government obligations, high grade commercial paper, bank certificates of deposit and bankers' acceptances of issuers domiciled in the United States.

In selecting issuers for the Value Portfolio, LGT Asset Management attempts to identify securities of issuers whose prospects and growth potential, in LGT Asset Management's opinion, are currently undervalued by investors. In LGT Asset Management's view, an issuer may show favorable prospects as a result of many factors, including, but not limited to, changes in management, shifts in supply and demand conditions in the industry in which it operates, technological advances, new products or product cycles, or changes in macroeconomic trends. The securities of such issuers may be undervalued by the market due to many factors, including market decline, tax-loss selling, poor economic conditions, limited coverage by the investment community, investors' reluctance to overlook perceived financial, operational, managerial or other problems affecting the issuer or the industry in which it operates and other factors. LGT Asset Management will attempt to identify those undervalued issuers with the potential for attractive returns.

For purposes of the foregoing, an issuer is considered domiciled in the United States if it is incorporated under the laws of any of its states or territories or the District of Columbia, and either (i) at least 50% of the value of its assets is located in the United States, or (ii) it normally derives at least 50% of its income from operations or sales in the United States. There is no assurance that any Fund or Portfolio will achieve its investment objective.

The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the United States. The Portfolios will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt securities refers to those debt securities rated within one of the

                               Prospectus Page 7

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by LGT Asset Management to be of equivalent quality. Moody's considers securities rated in the lowest category of investment grade, i.e., securities rated Baa, to have speculative characteristics. See the Statement of Additional Information for a full description of Moody's and S&P ratings.

OTHER POLICIES. Each Portfolio may invest up to 15% of its net assets in illiquid securities.

Each Portfolio retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with each Portfolio's investment objective, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Portfolio may hold cash and/or invest any portion or all of its assets in debt securities or high quality money market instruments issued by corporations or the U.S. government. To the extent a Portfolio adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective.

In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Portfolio may hold cash and may invest in high quality domestic money market instruments. Money market instruments in which the Portfolios may invest include, but are not limited to, the following:
U.S. government securities, high grade commercial paper, bank certificates of deposit, and bankers' acceptances of issuers domiciled in the United States and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P at the time of investment or, if unrated, deemed by LGT Asset Management to be of comparable quality.

Each Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, that Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Portfolio would continue to pay its own management fees and other expenses.

From time to time, it may be advantageous for each Portfolio to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, each Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Portfolio's shares. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no Portfolio will borrow for leveraging purposes, nor will any Portfolio purchase securities while borrowings are outstanding. See "Investment Objectives and Policies" in the Statement of Additional Information.

The Portfolios are authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker/dealers or to other institutional investors. At all times a loan is outstanding, the borrower must maintain with the Portfolio's custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. Each Portfolio will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Portfolio will limit loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

The Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolios will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio. If the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or

                               Prospectus Page 8

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
receive against a forward commitment, it may incur a gain or loss. At the time a Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Portfolio may incur a loss on such transactions. See "Investment Objectives and Policies" in the Statement of Additional Information.

RISK FACTORS. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of the portfolio positions of its corresponding Portfolio.

SMALL CAP FUND AND SMALL CAP PORTFOLIO. Small cap companies may be more vulnerable than larger companies to adverse business, economic, or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded; the Small Cap Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small Cap Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

RISKS ASSOCIATED WITH DEBT SECURITIES. LGT Asset Management allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the market place. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level of interest rates and political developments. If market interest rates decline, fixed income securities generally appreciate in value, and vice versa.

OPTIONS AND FUTURES. Each Portfolio may use options on securities, options on indices, futures contracts, and options on futures contracts to implement strategies to attempt to hedge its portfolio, I.E., reduce the overall level of investment risk normally associated with the Portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities). Each Portfolio may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that these hedging efforts will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.

In addition, each Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Portfolio or that LGT Asset Management intends to include in the Portfolio's portfolio. The Portfolios also may buy and sell put and call options on equity and debt security indices. Such index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.

Further, the Portfolios may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Portfolios' holdings. The Portfolios also may buy stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

In addition, each Portfolio may purchase and sell put and call options on securities and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.

These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which a Portfolio may enter into futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.

                               Prospectus Page 9

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Although a Portfolio might not employ any of the foregoing strategies, the use of options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates; (2) imperfect correlation, or even no correlation, between movements in the price of options, futures contracts or options thereon and movements in the price of the security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon are different from those needed to select the securities in which the Portfolios invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need to defer closing out certain options, futures contracts and options thereon in order to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements or interest rates in utilizing a strategy for a Portfolio, the Portfolio would be in a better position if it had not hedged at all.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements, which are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Portfolios intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Portfolios' Board of Trustees. See "Investment Objectives and Policies -- Repurchase Agreements" in the Statement of Additional Information.

OTHER INFORMATION. Each Fund's investment objective of long-term capital appreciation may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information.

Unless specifically noted, the Portfolios' and the Funds' investment policies described in this Prospectus, and in the Statement of Additional Information, including the policies with respect to investment in its market sector's securities and the percentage limitations with respect to such investments, are not fundamental policies and may be changed by vote of the Company's or the Portfolios' Board of Trustees, as applicable, without shareholder approval. Each Portfolio's policies regarding lending, the percentage of that Portfolio's assets that may be committed to borrowing and diversification of investments are fundamental policies and may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information.

OTHER INFORMATION REGARDING THE PORTFOLIOS. The Small Cap Fund and Value Fund may each withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of that Fund and its shareholders to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment adviser to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.

The approval of the Small Cap Fund and Value Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such

                               Prospectus Page 10

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
Fund thirty days prior to any changes in its corresponding Portfolio's investment objective. If the objective of that Portfolio changes and the shareholders of the corresponding Fund do not approve a parallel change in such Fund's investment objective, that Fund would seek an alternative investment vehicle or directly retain its own investment adviser.

As previously described, investors should be aware that the Small Cap Fund and Value Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a separate investment company, as previously described. Since each Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.

In addition to selling its interest to its corresponding Fund, the Small Cap Portfolio and Value Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Small Cap Fund and Value Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Small Cap Fund and Value Fund are the only institutional investors in their corresponding Portfolios. However, the Small Cap Portfolio and Value Portfolio expect to offer beneficial interests to other institutional investors in the future. Although interests in the Portfolios are not currently available, either directly or indirectly, to individual investors through other funds, information regarding any such funds will be available from GT Global at the appropriate toll-free telephone number provided in the Shareholder Account Manual.

Investors in the Small Cap Fund and Value Fund should be aware that such Fund's investment in its corresponding Portfolio may be materially affected by the actions of large investors in such Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require such Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by that Portfolio. Should such a distribution occur, the Small Cap Fund and Value Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Small Cap Fund and Value Fund and could affect adversely the liquidity of such Funds.

See "Management" for a complete description of the investment management fee and other expenses associated with the investment of the Small Cap Fund and Value Fund in their corresponding Portfolios. This Prospectus and the Statement of Additional Information dated October 18, 1995, as revised February 1, 1996, contain more detailed information about this organizational structure of the Funds and their corresponding Portfolios, including information related to: (i) the investment objective, policies and restrictions of such Funds and their Portfolios; (ii) the Board of Trustees and officers of the Company, the Trustees and officers of the Portfolios, the administrator of such Funds and the investment manager and administrator of the Portfolios; (iii) portfolio transactions and brokerage commissions; (iv) such Funds' shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate yield and total return; and
(vi) the determination of the value of the shares of such Funds.

                               Prospectus Page 11

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors that have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their brokers or agents if they effect transactions other than through a dealer.

Investors known to be eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by a Fund.

Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. All purchase orders will be executed at the public offering price next determined after the purchase order is received. The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.

Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.

PURCHASE BY BANK WIRE. Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

                               Prospectus Page 12

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------

Advisor Class shares of one of the Funds may be exchanged for shares of any other Fund, and for Advisor Class shares of the other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."

Other than the Funds, GT Global Mutual Funds currently include:

      -- GT GLOBAL WORLDWIDE GROWTH FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL AMERICA GROWTH FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND*
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND
------------------
*Formerly G.T. Latin America Growth Fund

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectuses of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.

                               Prospectus Page 13

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, shares of the Funds may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

                               Prospectus Page 14

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global and the Funds reserve the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For more information on how to redeem Fund shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 15

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders may be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisor. INVESTORS SHOULD REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest"; "How to Make Exchanges"; "How to Redeem Shares"; and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701
    (Stating Fund name, class of shares, shareholder's registered name and account number)

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 16

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which is the value of such Fund's investment in its corresponding Portfolio), subtracting all the Fund's liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by the Portfolios are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Portfolios' Board of Trustees.

Certain of the Portfolios' securities, from time to time, may be traded primarily on over-the-counter ("OTC") dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds' shares may be affected significantly by such trading on days when shareholders have no access to the Funds.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds) or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds) or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional

                               Prospectus Page 17

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
  Advisor Class shares of the distributing Fund (or other GT Global Mutual
    Funds) or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS WITHOUT IMPOSITION OF A SALES CHARGE AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Portfolio expects that it also will not be liable for any income tax.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 18

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Trustees has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds. Each Portfolio's Board of Trustees has overall responsibility for the operation of each Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Funds and the Portfolios. A majority of the disinterested members (as defined in the 1940 Act) of the Board of the Company and of the Portfolios have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising concerning the Funds and their corresponding Portfolios up to and including creating a separate Board of Trustees of the Portfolios.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as each Portfolio's investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, LGT Asset Management provides the following administrative services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolio's and the Fund's operations. For these services, each Fund pays LGT Asset Management administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to LGT Asset Management. The Portfolios each pay such fees, based on the average daily net assets of such Portfolio, directly to LGT Asset Management at the annualized rate of .475% on the first $500 million,
 .45% on the next $500 million, .425% on the next $500 million and .40% on all amounts thereafter. LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of GT Global Mutual Funds.

LGT Asset Management provides investment management and/or administration services to GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.

LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein, and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, assets

                               Prospectus Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
entrusted to Liechtenstein Global Trust totaled approximately $45 billion.

In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of each Portfolio are as follows:

                              SMALL CAP PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Kevin L. Wenck                          Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception                               Management since 1991. Prior thereto
                                                                                 Mr. Wenck was a Portfolio Manager for
                                                                                 Matuschka Co. (Greenwich, CT)

                                VALUE PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Soraya M. Betterton                     Portfolio Manager since Portfolio       Portfolio Manager for LGT Asset
 San Francisco                           inception                               Management

In placing orders for a Portfolio's securities transactions, LGT Asset Management seeks to obtain the best net results. LGT Asset Management has no agreement or commitment to place orders with any broker/dealer. Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures and options transactions. Consistent with its obligation to obtain the best net results, LGT Asset Management may consider a broker/dealer's sale of shares of GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Portfolios may be executed through any Liechtenstein Global Trust affiliates.

LGT Asset Management anticipates that the annual turnover rate of each Portfolio will not exceed 75%. However, LGT Asset Management does not regard portfolio turnover as a limiting factor and will buy or sell securities for each Portfolio as necessary in response to market conditions to meet each Portfolio's objective of long-term capital appreciation. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable to that Fund's shareholders.

DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of each Fund's Advisor Class shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global

                               Prospectus Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
Trust, with offices at 50 California Street, 27th Floor, San Francisco, California 94111.

GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Funds and/or shares of other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more GT Global Mutual Funds, and/or other events sponsored by the broker/dealer.

LGT Asset Management or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank was prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated. For additional copies of financial reports, please call 1-800-223-2138. These reports list the securities held by each Fund and include each Fund's financial statements. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the fiscal year on Form 1099-DIV.

ORGANIZATION. The Company is organized as a Massachusetts business trust and is registered with the SEC as a diversified open-end management investment company.

Each Fund corresponds to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. From time to time, the Company's Board of Trustees may, in its discretion, establish additional funds and issue shares of additional series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all

                               Prospectus Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Company's independent accountants.

The Company normally will not hold meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this Prospectus to certain investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.

CLASS A. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.

CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of a Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.

Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares for each of the Funds, including an unlimited number of Class A, Class B and Advisor Class shares of each Fund. Each share of a Fund represents an interest in the Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges to each other share in such Fund, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Small Cap Fund, Value Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Trustees of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Funds nor their shareholders will be exposed to a material risk of liability by reason of the Funds investing in their corresponding Portfolios.

Whenever a Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. As is true for many investment companies, a

                               Prospectus Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
majority of the outstanding voting securities can control the results of certain shareholder votes. Because a Portfolio investors' votes are proportionate to their percentage interests in that Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of its corresponding Fund had voted. This could result in that Fund redeeming its investment in its corresponding Portfolio, which could result in increased expenses for that Fund. Whenever the shareholders of a Fund are called to vote on matters related to its corresponding Portfolio, the Trustees of the Company shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from the Small Cap Portfolio and Value Portfolio in the Portfolio's reports to shareholders will be provided to the shareholders of its corresponding Fund.

Each investor in a Portfolio, including its corresponding Fund, may add to or reduce his or her investment in that Portfolio on each day the NYSE is open for trading. As of the close of regular trading on the NYSE of each such day, the value of each such investor's beneficial interest in that Portfolio will be determined by multiplying the net asset value of that Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in that Portfolio. Any additions or reductions, which are to be effected as of the close of the regular trading on the NYSE, on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in that Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in that Portfolio as of the close of regular trading on the NYSE, on such day plus or minus, as the case may be, the amount of net additions to or reductions from the investor's investment in that Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of that Portfolio as of that time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in that Portfolio by all investors in that Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in that Portfolio as of the close of regular trading on the NYSE, on the following day the NYSE is open for trading.

Each Portfolio is classified as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of the Portfolio's total assets: (i) no more than 5% will be invested in the securities of any one issuer, and (ii) each Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions at net asset value on the reinvestment date established by the Board of Trustees.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be

                               Prospectus Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
higher than data including the effect of such charges.

Each Fund's performance data reflect past performance and are not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. Each Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data for such Fund. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's and each Portfolio's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and GT Global Investor Services, Inc. in connection with other matters.

INDEPENDENT ACCOUNTANTS. Each Portfolio's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company, the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.
MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.
GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, GROWTH PORTFOLIO, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                   AMEPV602003MC

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND:
                         GT GLOBAL AMERICA VALUE FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                               October 18, 1995,
                          As Revised February 1, 1996

--------------------------------------------------------------------------------

This Statement of Additional Information relates to the Advisor Class shares of GT Global America Small Cap Growth Fund ("Small Cap Fund") and GT Global America Value Fund ("Value Fund") (individually, "Fund," or collectively, a "Funds"). Each Fund is a diversified series of G.T. Global Growth Series ("Company"), a registered open-end management investment company. The Small Cap Fund and Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, "Portfolio," collectively, "Portfolios"), respectively. This Statement of Additional Information concerning the Funds, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated October 18, 1995, as revised February 1, 1996, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

LGT Asset Management, Inc. ("LGT Asset Management") serves as each Portfolio's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options and Futures......................................................................................................      4
Risk Factors.............................................................................................................     11
Investment Limitations...................................................................................................     12
Execution of Portfolio Transactions......................................................................................     14
Trustees and Executive Officers..........................................................................................     16
Management...............................................................................................................     18
Valuation of Shares......................................................................................................     19
Information Relating to Sales and Redemptions............................................................................     20
Taxes....................................................................................................................     21
Additional Information...................................................................................................     23
Investment Results.......................................................................................................     24
Description of Debt Ratings..............................................................................................     29
Financial Statements.....................................................................................................     31

[LOGO]

                   Statement of Additional Information Page 1

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS
The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Funds' investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be that Fund's interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Company determines that it is in the best interests of such Fund and its shareholders to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.

For investment purposes, an issuer is considered as domiciled in the United States if it is incorporated under the laws of any of its states or territories or the District of Columbia, and either (i) at least 50% of the value of its assets is located in the United States, or (ii) it normally derives at least 50% of its income from operations or sales in the United States.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Portfolios may invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless LGT Asset Management determines that the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Investments in warrants may not exceed 5% of the value of the Portfolio's net assets, and not more than 2% of such assets may be invested in warrants or rights which are not listed on the New York or American Stock Exchange. Warrants or rights acquired by a Portfolio in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Portfolios and may be changed by a vote of the Portfolios' Board of Trustees without shareholder approval.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under a Portfolios' investment policies and by regulatory agencies and approved by Growth Portfolio's Board of Trustees. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. If the borrower failed to maintain the requisite amount of collateral, the loan would terminate automatically and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of the replacement cost over the value of the collateral. Each Portfolio has a right to call each loan at any time and obtain the securities on five business days' notice. The Portfolios will not have the right to vote equity securities while they are being lent, but they retain the

                   Statement of Additional Information Page 2

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
right to call for the return of the loaned securities at any time on reasonable notice and may call in a loan in anticipation of any important vote. The Portfolios also will be able to call such loans if made the investment decision that the loaned securities should be sold. On termination of a loan, the borrower would be required to return the securities to the Portfolio and any gain or loss in market price during the loan would inure to the Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In the event of the default or bankruptcy by such party, the Portfolios would seek promptly to liquidate the collateral. To the extent that the proceeds from any such sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Portfolios would suffer a loss. The law regarding the rights of the Portfolios is unsettled with respect to a borrower becoming subject to bankruptcy or similar proceedings. Under these circumstances, there may be a restriction on the Portfolios' ability to sell the collateral and the Portfolios could suffer a loss. Loans, however, will be made only to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. LGT Asset Management reviews and monitors the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board. There is no limitation on the amount of the Portfolios' assets that may be subject to repurchase agreements at any given time. The Portfolios will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. No Portfolio will purchase securities while borrowings are outstanding. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Portfolio did not borrow.

Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. In the event that a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case;

                   Statement of Additional Information Page 3

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve the Portfolio's sale of Government National Mortgage Association ("GNMA") certificates or other securities together with a commitment (for which a Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

--------------------------------------------------------------------------------

                              OPTIONS AND FUTURES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS AND FUTURES
The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

                   Statement of Additional Information Page 4

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

WRITING CALL OPTIONS
A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of LGT Asset Management, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each
Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Each Portfolio does not consider a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS
The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

                   Statement of Additional Information Page 5

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

A Portfolio generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at more than its market value.

PURCHASING PUT OPTIONS
Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when LGT Asset Management deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Portfolio also may purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Portfolio's current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Portfolio, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if

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it is exercised). This strategy could  allow the Portfolio to avoid selling  the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

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an index option is exercised, the amount of cash that the holder is entitled  to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS
Each Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of the same September Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

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Each Portfolio's Futures transactions will be entered into for hedging purposes;
that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect the Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

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OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES
To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Portfolios' and the Company's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER
Transactions using Futures Contracts and options (other than options that a Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

--------------------------------------------------------------------------------

For a description of the risk factors attendant to the Portfolios' use of options and futures, see "Options and Futures -- Special Risks of Options and Futures."

ILLIQUID SECURITIES. A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, are liquid or illiquid. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with procedures approved by the Portfolios' Board of Trustees. LGT Asset Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) LGT Asset Management monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Portfolio's Board of Trustees.

RISKS OF DEBT SECURITIES. Each Portfolio is permitted to purchase investment grade debt securities. In selecting securities for each Fund, LGT Asset Management reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments which may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that LGT Asset Management determines to be of comparable quality to that of rated securities in which such Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. LGT Asset Management will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                  Statement of Additional Information Page 11

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

THE FUNDS
The Small Cap Fund and Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Fund and its Board of Trustees.

Each Portfolio has adopted the following fundamental investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and (ii) more than 50% of the Portfolio's outstanding shares whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, such Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. No Portfolio may:

        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts and options;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts and options will not be deemed to be a pledge of a Portfolio's assets;

        (6) Borrow money in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts or options thereon. The Portfolios may make deposits of margin in connection with futures contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of LGT Asset Management to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that the Portfolio may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

       (10) Purchase or retain the securities of an issuer if, to the knowledge of the Portfolio after reasonable inquiry, any of the Trustees or officers of the Portfolio or the Portfolio's investment adviser or distributor individually own

                  Statement of Additional Information Page 12

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
    beneficially more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Portfolio's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above and in the Prospectus.

The following investment restrictions of each Portfolio are not fundamental policies and may be changed by vote of the Portfolio's Board of Trustees without shareholder approval. Each Portfolio may not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Invest more than 5% of its assets in securities of companies which, together with any predecessors, have been in operation for less than three years;

        (3) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Portfolio's total assets;

        (4) Enter into a futures contract or an option on a futures contract, in each case other than for BONA FIDE hedging purposes (as defined by the
    CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into; or

        (5) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                            ----------------------------

A Portfolio will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Portfolio's status under the 1940 Act as a diversified investment company. If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

Investors should refer to the Prospectus for further information with respect to each Fund's investment objective, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations which may or may not be changed without shareholder approval.

                  Statement of Additional Information Page 13

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by Growth Portfolio's Board of Trustees, LGT Asset Management is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing portfolio transactions, LGT Asset Management seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Portfolios, LGT Asset Management may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to LGT Asset Management for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in over-the-counter markets.

LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio's expenses, such as custodian fees.

Investment decisions for each Portfolio and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

Under a policy adopted by the Portfolios' Boards of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other funds for which LGT Asset Management serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.

Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Portfolios' Boards of Trustees have adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

                  Statement of Additional Information Page 14

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

PORTFOLIO TRADING AND TURNOVER
Although the Portfolios generally do not intend to trade for short-term profits, the securities in a Portfolio's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held, except when doing so could violate the Short-Short Limitation described below in "Taxes."

Each Portfolio engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Portfolio's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

Each Portfolio anticipates that its annual portfolio turnover rate should not exceed 75%; however, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. A 75% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for a Portfolio for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 75% of the average monthly value of the securities, excluding short-term investments, held by that Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly.

                  Statement of Additional Information Page 15

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.

Name, Position(s) with the               Principal Occupations and Business
Company and Address                      Experience for Past 5 Years
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 42                    Director of Liechtenstein Global Trust (holding company of the various international LGT
Trustee, Chairman of the Board and       companies) since 1990; President, Asset Management Division, Liechtenstein Global Trust
President                                since 1995; Director and President of LGT Asset Management since 1989; Director and
50 California St.                        President of GT Global since 1987; and Director and President of GT Services since 1990.
San Francisco, CA 94111                  Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.
C. Derek Anderson, 54                    Chairman and Chief Executive Officer, Anderson Capital Management, Inc. from 1988 to
Trustee                                  present; Chairman and Chief Executive Officer, Plantagenet Holdings, Ltd. from 1991 to
220 Sansome Street                       present; Director, Munsingwear, Inc.; Director, American Heritage Group Inc.; and
Suite 400                                Director, various other companies. Mr. Anderson also is a director or trustee of each of
San Francisco, CA 94104                  the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.
Frank S. Bayley, 55                      A partner of Baker & McKenzie (a law firm), and serves as Director and Chairman of C.D.
Trustee                                  Stimson Company (a private investment company), and Trustee, Seattle Art Museum. Mr.
2 Embarcadero Center                     Bayley also is a director or trustee of each of the other investment companies registered
Suite 2400                               under the 1940 Act that is managed or administered by LGT Asset Management.
San Francisco, CA 94111
Arthur C. Patterson, 52                  Managing Partner of Accel Partners (a venture capital firm). Mr. Patterson also serves as
Trustee                                  a director of various computing and software companies. Mr. Patterson also is a director
One Embarcadero Center                   or trustee of each of the other investment companies registered under the 1940 Act that is
Suite 3820                               managed or administered by LGT Asset Management.
San Francisco, CA 94111
Ruth H. Quigley, 59                      Private investor. From 1984 to 1986, Ms. Quigley was President of Quigley Friedlander &
Trustee                                  Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.
F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer -- Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Global Investment Policy Committee of
Officer --                               affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111
Gary Kreps, 40                           Senior Vice President and Chief Investment Officer -- Global Fixed Income Investments and
Vice President and Chief Investment      a director of LGT Asset Management since 1992. Prior to joining LGT Asset Management, Mr.
Officer -- Global Fixed Income           Kreps was Senior Vice President of the Putnam Companies from 1988 to 1992.
50 California Street
San Francisco, CA 94111

                  Statement of Additional Information Page 16

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Name, Position(s) with the               Principal Occupations and Business
Company and Address                      Experience for Past 5 Years
---------------------------------------  ------------------------------------------------------------------------------------------
Helge K. Lee, 48                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global
Vice President and Secretary             and GT Services since May, 1994. Mr. Lee was the Senior Vice President, General Counsel
50 California Street                     and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
San Francisco, CA 94111                  Funds from October, 1991 through May, 1994. For more than five years prior to October,
                                         1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee, Wisconsin.
Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation. Prior thereto,
50 California Street                     he was associated with Colonial Management Associates, Inc.
San Francisco, CA 94111
David J. Thelander, 40                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111
James R. Tufts, 37                       Senior Vice President -- Finance and Administration of LGT Asset Management, GT Global and
Chief Financial Officer                  GT Services since 1994. Prior thereto, Mr. Tufts was Vice President -- Finance of LGT
50 California Street                     Asset Management and GT Global since 1987; Vice President -- Finance of GT Services since
San Francisco, CA 94111                  1990; and a Director of LGT Asset Management, GT Global and GT Services since 1991.
Kenneth W. Chancey, 50                   Vice President of LGT Asset Management and GT Global since 1992. Mr. Chancey was Vice
Vice President and Principal Accounting  President of Putnam Fiduciary Trust Company from 1989 to 1992.
Officer
50 California Street
San Francisco, CA 94111

--------------
 * Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.

The Board of Trustees has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and its Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc. and GT Global Developing Markets Fund, Inc. and a Trustee and officer of GT Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Trustee and Officer serves in total as a Director and or Trustee and Officer, respectively, of 10 registered investment companies with 41 series managed or administered by LGT Asset Management. The Company pays each Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1994, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley Trustee's fees and expense reimbursements of $22,801, $23,518, $19,104 and $19,941, respectively. For the year ended December 31, 1994, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company, received total compensation of $86,260.80, $91,278.72, $74,492.00 and $78,665.19, respectively, from the 38 GT Global Mutual Funds for which he or she served as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund or of all the Company's Funds, except in Worldwide Growth Fund, in the aggregate.

                  Statement of Additional Information Page 17

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS
LGT Asset Management serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract
("Portfolio Management Contract") between each Portfolio and LGT Asset Management. LGT Asset Management serves as administrator to each Fund under an administration contract between the Company and LGT Asset Management ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, LGT Asset Management makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolio and the Funds, and provides suitable office space, and necessary small office equipment and utilities. For these services, each Fund will pay administration fees to LGT Asset Management at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to LGT Asset Management. Each Portfolio pays such fees based on its average daily net assets, computed daily and paid monthly, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% on all amounts thereafter.

The Portfolio Management Contract and the Administration Contract each have an initial two-year term with respect to each Portfolio and its corresponding Fund. The Portfolio Management Contract may be renewed with respect to a Portfolio for additional one-year terms thereafter, provided that any such renewal has been specifically approved at least annually by: (i) the Portfolios' Board of Trustees, or by the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract most recently was approved on June 20, 1995 by the Board of Trustees of the Portfolios, including a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party and by LGT Asset Management as the initial shareholder of the Funds on October 16, 1995. The Porfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Fund, either the Company, each Portfolio or LGT Asset Management may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the Portfolio Management Contract, LGT Asset Management has agreed to reimburse each Portfolio if that Portfolio's annual ordinary expenses exceed the most stringent limits prescribed by any state in which its corresponding Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, brokerage commissions, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. In addition, LGT Asset Management and GT Global voluntarily have undertaken to limit the expenses of each Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 2.00% and 2.65% of the average daily net assets of each Fund's Class A and Class B shares, respectively.

                  Statement of Additional Information Page 18

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

EXPENSES OF THE FUNDS
Each Fund and each Portfolio pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, and may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on The New York Stock Exchange, Inc. ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Portfolios securities and other assets are valued as follows:

Equity securities, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation. Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.

Options on indices and securities purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. When market quotations for futures and options on futures held by a Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees. The valuation procedures applied in any specific

                  Statement of Additional Information Page 19

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets (which, for each Fund is the value of its investment in its corresponding Portfolio). A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless LGT Asset Management, under the supervision of the Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing

                  Statement of Additional Information Page 20

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the Prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $ 1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, which will prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases and to the extent permitted by Rule 18f-1 under the 1940 Act, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any options or futures that were held for less than three months and that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolios

                  Statement of Additional Information Page 21

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
assets, and to earn a proportionate share of the Portfolio's income, for purposes whether the Fund satisfies all of the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF THE PORTFOLIOS
Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each such Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in its corresponding Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in its corresponding Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS AND FUTURES
The use of hedging transactions, such as selling (writing) and purchasing options and Futures involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Income from transactions in options and Futures derived by a Portfolio with respect to its business of investing in securities, will qualify as permissible income under the Income Requirement for that Portfolio and its corresponding Fund. However, income from the disposition by a Portfolio of options and Futures will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by a Portfolio of options and Futures, that are not directly related to the Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio (or its corresponding Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a

                  Statement of Additional Information Page 22

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
Portfolio may be forced to defer the closing out of certain options and Futures, beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio (or its corresponding Fund) to qualify or continue to qualify as a RIC.

Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Funds and their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.

                  Statement of Additional Information Page 23

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Portfolios' and the Funds' assets.

INDEPENDENT ACCOUNTANTS
The Company's and the Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

USE OF NAME
LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------
A Fund's "Standardized Return", as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)n = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.

As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representative of what an investment in a Fund may earn in any future period. These factors and possible differences in the

                  Statement of Additional Information Page 24

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies. A Fund will include performance data for all classes of shares of that Fund in any advertisement or information including performance data for the Fund.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Trust Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

IMPORTANT POINTS TO NOTE ABOUT THE FOLLOWING WORLD FINANCIAL AND ECONOMIC DATA The following information is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while the below data relates only to government bonds. Each of these factors will cause the performance of each Fund to differ from the indices shown below.

Each Fund and GT Global may from time to time compare the Fund with the following:

        (1) The Lehman Bros. Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Ratings Group, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (3) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (4) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

                  Statement of Additional Information Page 25

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

        (5) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International U.S. Index.

        (9) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (10) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, Standard & Poor's.

       (11) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (12) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (13) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist, Investors Business Daily, Congressional Quarterly and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to

                  Statement of Additional Information Page 26

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

                  Statement of Additional Information Page 27

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

From time to time, the Funds and GT Global will quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including but not limited to the economic and financial data of the referenced financial organizations such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation, New York Stock Exchange, S&P 500, DJ, NASDAQ.

 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities, NYSE, AMEX, NASDAQ.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream, S&P 500, DJIA, Wilshire Assoc.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation, Ibbotson Assoc.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: GT Capital Management, Inc.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their invesments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each
Fund   may   invest   a   portion   of   its   assets   in   corporate    bonds,

                  Statement of Additional Information Page 28

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND
while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

THE GT ADVANTAGE
LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
Standard & Poor's ("S&P"). "A-1" and "A-2" are the two highest commercial paper rating categories:

A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity  for  timely   payment  on  issues   with  this  designation   is
satisafactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. ("Moody's"). "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.

Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following chargacgteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by mny of the chargacteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affect by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

       Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- High quality by all standards. Together with the Aaa group they comprise what generally are known as high yield bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than for securities rated Aaa.

                  Statement of Additional Information Page 29

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

       A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

       AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

       AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

       A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

       BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Further, both Moody's and S&P provide sovereign assessments and implied debt ratings to sovereign governments. These assessments and ratings are broad qualitative statements about that government's capacity to meet its senior debt obligations. These assessments and ratings are then translated to the letter grade debt ratings described above.

                  Statement of Additional Information Page 30

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of G.T. Global: America Small Cap Growth Fund and G.T. Global: America Value Fund at October 17, 1995 appear on the following pages.

                  Statement of Additional Information Page 31

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Directors of
 G.T. Global Growth Series and the
 Shareholders of G.T. Global Growth Series:

G.T. Global: America Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of G.T. Global Growth Series (G.T. Global: America Small Cap Growth Fund) as of October 17, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of the investment held by the custodian of October 17, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above present fairly, in all material respects, the financial position of G.T. Global Growth Series (G.T. Global: America Small Cap Growth Fund) as of October 17, 1995, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
OCTOBER 17, 1995

                  Statement of Additional Information Page 32

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                   G.T. GLOBAL AMERICA SMALL CAP GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 17, 1995

ASSETS
Investment in Small Cap Portfolio..............................................................  $ 100,000
Deferred organization expense..................................................................     63,500
                                                                                                 ---------
                                                                                                 $ 163,500
                                                                                                 ---------
LIABILITIES
Payable for deferred organization expenses.....................................................  $  63,500
                                                                                                 ---------
NET ASSETS.....................................................................................  $ 100,000
                                                                                                 ---------
CLASS A
  Net asset value per share (33,333/2,916.273 shares outstanding)..............................  $   11.43
                                                                                                 ---------
CLASS B
  Net asset value per share (33,333/2,916.273 shares outstanding)..............................  $   11.43
                                                                                                 ---------
ADVISOR
  Net asset value per share (33,334/2,916.360 shares outstanding)..............................  $   11.43
                                                                                                 ---------

                  Statement of Additional Information Page 33

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                             NOTES TO STATEMENT OF
                             ASSETS AND LIABILITIES

                                October 17, 1995

--------------------------------------------------------------------------------
NOTE 1
G.T. Global: America Small Cap Growth Fund ("Fund") is a separate series of G.T. Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund is classified as a diversified, open-end management investment company.

The Fund invests substantially all its investable assets in its corresponding Portfolio (Small Cap Growth Portfolio), which is registered as an open-end management investment company under the 1940 Act and has an investment objective, policies and limitations substantially identical to those of the Fund.

NOTE 2
Costs incurred by the Fund in connection with its organization, estimated at $63,500, will be deferred and amortized on a straight-line basis for a five-year period beginning at the commencement of the Fund's operations. G.T. Capital has advanced certain of the Fund's organization costs incurred to date and the Fund will reimburse G.T. Capital for the amount of these advances. In the event that G.T. Capital redeems any of the initial 2,916.273 Class A, 2,916.273 Class B shares or 2,916.360 Advisor Class shares of the Fund within the five-year amortization period, the Fund's unamortized organization expenses allocable to the shares redeemed will be deducted from G.T. Capital's redemption proceeds.

NOTE 3
G.T. Capital serves as the administrator of the Fund. The Fund pays G.T. Capital administration fees, calculated daily and paid monthly, at an annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to G.T. Capital. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, and 0.425% on the next $500 million, and 0.40% on amounts thereafter.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's distributor. The Fund offers Class A shares, Class B shares and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on Class A shares, and reallows a portion of such charges to dealers through which the sales are made. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales shares ("CDSCs"), in accordance with the Fund's current prospectus. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees had adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for G.T. Global's expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. Under the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for G.T. Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that plan continues in effect.

                  Statement of Additional Information Page 34

                          GT GLOBAL AMERICA VALUE FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Directors of
 G.T. Global Growth Series and the
 Shareholders of G.T. Global Growth Series:

G.T. Global: America Value Fund

We have audited the accompanying statement of assets and liabilities of G.T. Global Growth Series (G.T. Global: America Value Fund) as of October 17, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of the investment held by the custodian of October 17, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above present fairly, in all material respects, the financial position of G.T. Global Growth Series (G.T. Global: America Value Fund) as of October 17, 1995, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
OCTOBER 17, 1995

                  Statement of Additional Information Page 35

                          GT GLOBAL AMERICA VALUE FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                         G.T. GLOBAL AMERICA VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 17, 1995

ASSETS
Investment in Value Portfolio..................................................................  $ 100,000
Deferred organization expense..................................................................     63,500
                                                                                                 ---------
                                                                                                 $ 163,500
                                                                                                 ---------
LIABILITIES
Payable for deferred organization expenses.....................................................  $  63,500
                                                                                                 ---------
NET ASSETS.....................................................................................  $ 100,000
                                                                                                 ---------
CLASS A
  Net asset value per share (33,333/2,916.273 shares outstanding)..............................  $   11.43
                                                                                                 ---------
CLASS B
  Net asset value per share (33,333/2,916.273 shares outstanding)..............................  $   11.43
                                                                                                 ---------
ADVISOR
  Net asset value per share (33,334/2,916.360 shares outstanding)..............................  $   11.43
                                                                                                 ---------

                  Statement of Additional Information Page 36

                          GT GLOBAL AMERICA VALUE FUND

                             NOTES TO STATEMENT OF
                             ASSETS AND LIABILITIES

                                October 17, 1995

--------------------------------------------------------------------------------
NOTE 1
G.T. Global: America Value Fund ("Fund") is a separate series of G.T. Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund is classified as a diversified, open-end management investment company.

The Fund invests substantially all its investable assets in its corresponding Portfolio (Value Portfolio), which is registered as an open-end management investment company under the 1940 Act and has an investment objective, policies and limitations substantially identical to those of the Fund.

NOTE 2
Costs incurred by the Fund in connection with its organization, estimated at $63,500, will be deferred and amortized on a straight-line basis for a five-year period beginning at the commencement of the Fund's operations. G.T. Capital has advanced certain of the Fund's organization costs incurred to date and the Fund will reimburse G.T. Capital for the amount of these advances. In the event that G.T. Capital redeems any of the initial 2,916.273 Class A, 2,916.273 Class B shares or 2,916.360 Advisor Class shares of the Fund within the five-year amortization period, the Fund's unamortized organization expenses allocable to the shares redeemed will be deducted from G.T. Capital's redemption proceeds.

NOTE 3
G.T. Capital serves as the administrator of the Fund. The Fund pays G.T. Capital administration fees, calculated daily and paid monthly, at an annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to G.T. Capital. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, at the annualized rate of 0.475% on the first $500 million, 0.45% on the next $500 million, and 0.425% on the next $500 million, and 0.40% on amounts thereafter.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's distributor. The Fund offers Class A shares, Class B shares and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on Class A shares, and reallows a portion of such charges to dealers through which the sales are made. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales shares ("CDSCs"), in accordance with the Fund's current prospectus. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees had adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for G.T. Global's expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. Under the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for G.T. Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that plan continues in effect.

                  Statement of Additional Information Page 37

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 38

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 39

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 40

                    GT GLOBAL AMERICA SMALL CAP GROWTH FUND
                          GT GLOBAL AMERICA VALUE FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market
GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests  in  high  quality,  U.S.  dollar-denominated  money  market  securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, GROWTH PORTFOLIO, LGT ASSET MANAGEMENT OR GT GLOBAL. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      AMESX601MC